Explanatory Note (Tables)	12 Months Ended
Dec. 31, 2017
Explanatory Note [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
Reconciliation of Net Revenues and Net Income/(Loss)

	Years Ended December 31,
(In millions)	2017	2016	2015
Net revenues
Previously reported	$4,852	$3,877	$3,929
Adoption of new revenue recognition standard	16	—	28
As recast	$4,868	$3,877	$3,957

Net income/(loss)
Previously reported	$(382)	$(3,077)	$6,008
Adoption of new revenue recognition standard	7	(1)	3
As recast	$(375)	$(3,078)	$6,011